ASSET RETIREMENT OBLIGATIONS (ARO) (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

	December 31,	December 31,
	2023	2022

Balance at January 1	$1,425	$1,398
Additional obligations recognized	515	263
Change in discount rates	(54)	(268)
Accretion	80	32
Balance at December 31	$1,966	$1,425